UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Index 600 Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$249,871,006
Cash	2,183,064
Collateral for securities loaned	59,384,161
Dividends receivable	224,432
Subscriptions receivable	814,714
Receivable for investments sold	3,456
Variation margin on futures	63,710

Total assets	312,544,543

LIABILITIES:
Due to investment adviser	120,835
Payable upon return of securities loaned	59,384,161
Redemptions payable	481,289
Payable for investments purchased	403,964
Variation margin on futures contracts

Total liabilities	60,390,249

NET ASSETS	$252,154,294

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,286,859
Additional paid-in capital	192,979,078
Net unrealized appreciation on investments and futures contracts	43,119,732
Undistributed net investment income	106,456
Accumulated net realized gain on investments and futures contracts	13,662,169

NET ASSETS	$252,154,294

NET ASSET VALUE PER OUTSTANDING SHARE	$11.03
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	22,868,590

(1) Cost of investments in securities:	$206,909,109

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$111,036
Income from securities lending	79,772
Dividends	1,230,178

Total income	1,420,986

EXPENSES:
Management fees	725,132

NET INVESTMENT INCOME	695,854

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	11,526,233
Net realized loss on futures contracts	(331,755)
Change in net unrealized appreciation on investments	3,527,353
Change in net unrealized appreciation on futures contracts	221,945

Net realized and unrealized gain on investments and futures contracts	14,943,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,639,630

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$695,854	$1,225,453
Net realized gain on investments	11,526,233	12,274,865
Net realized gain (loss) on futures contracts	(331,755)	485,826
Change in net unrealized appreciation on investments	3,527,353	130,743
Change in net unrealized appreciation (depreciation) on futures contracts	221,945	(139,060)

Net increase in net assets resulting from operations	15,639,630	13,977,827

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(589,398)	(1,140,645)
From net realized gains	0	(10,693,550)

Total distributions	(589,398)	(11,834,195)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	83,747,832	144,385,216
Reinvestment of distributions	589,398	11,834,195
Redemptions of shares	(68,496,634)	(123,993,969)

Net increase in net assets resulting from share transactions	15,840,596	32,225,442

Total increase in net assets	30,890,828	34,369,074

NET ASSETS:

Beginning of period	221,263,466	186,894,392

End of period (1)	$252,154,294	$221,263,466
	0	0
OTHER INFORMATION:

SHARES:
Sold	7,497,923	14,027,417
Issued in reinvestment of distributions	55,604	1,147,825
Shares issued in connection with fund acquisition
Redeemed	(6,191,780)	(12,082,415)

Net increase	1,361,747	3,092,827

(1) Including undistributed net investment income	$106,456	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2006		2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$10.29		$10.15	$8.63	$6.26	$7.45	$7.68

Income from Investment Operations

Net investment income	0.03		0.06	0.03	0.01	0.01	0.01
Net realized and unrealized gain (loss)	0.74		0.66	1.81	2.37	(1.19)	0.33

Total Income (Loss) From
Investment Operations	0.77		0.72	1.84	2.38	(1.18)	0.34

Less Distributions

From net investment income	(0.03)		(0.06)	(0.03)	(0.01)	(0.01)	(0.01)
From net realized gains +	0.00		(0.52)	(0.29)			(0.56)

Total Distributions	(0.03)		(0.58)	(0.32)	(0.01)	(0.01)	(0.57)

Net Asset Value, End of Period	$11.03		$10.29	$10.15	$8.63	$6.26	$7.45

Total Return	7.45%		7.06%	21.78%	38.11%	(15.23%)	5.82%

Net Assets, End of Period ($000)	$252,154		$221,263	$186,894	$130,870	$28,483	$32,022

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	0.58%	*	0.60%	0.39%	0.31%	0.22%	0.20%

Portfolio Turnover Rate	14.89%		21.74%	20.85%	88.78%	18.06%	33.31%

+	The distribution from net realized gains in 2002 was less than $0.01 per share.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.07%
16,279 AAR Corp ^^* 361,882
5,250 Applied Signal Technology Inc ^^ 89,460
13,455 Armor Holdings Inc* 737,738
12,000 Ceradyne Inc ^^* 593,880
6,916 Cubic Corp ^^ 135,623
19,568 Curtiss-Wright Corp 604,260
6,625 EDO Corp ^^ 161,253
11,416 Esterline Technologies Corp* 474,791
24,718 GenCorp Inc ^^* 396,230
10,695 Kaman Corp Class A 194,649
16,575 Moog Inc* 567,197
15,298 Teledyne Technologies Inc* 501,162
7,221 Triumph Group Inc* 346,608
$5,164,733

AGRICULTURE --- 0.59%
33,158 Corn Products International Inc 1,014,635
15,867 Delta & Pine Land Co 466,490
$1,481,125

AIR FREIGHT --- 0.53%

15,050 EGL Inc* 755,510
14,121 Forward Air Corp 575,148
$1,330,658

AIRLINES --- 0.39%
16,335 Frontier Airlines Holdings Inc ^^* 117,775
16,127 Mesa Air Group Inc ^^* 158,851
28,477 SkyWest Inc 706,230
$982,856

AUTO PARTS & EQUIPMENT --- 0.38%
6,800 Drew Industries Inc 220,320
20,750 LKQ Corp 394,250
5,393 Midas Inc* 99,231
5,272 Standard Motor Products Inc ^^ 43,968
10,200 Superior Industries International Inc ^^ 186,558
$944,327

AUTOMOBILES --- 0.36%
6,264 Coachmen Industries Inc 74,792
28,525 Fleetwood Enterprises Inc ^^* 215,079
11,910 Monaco Coach Corp ^^ 151,257
14,558 Winnebago Industries Inc ^^ 451,880
$893,008

BANKS --- 5.80%
15,732 Boston Private Financial Holdings Inc ^^ 438,923
13,650 Central Pacific Financial Corp 528,255
20,911 Chittenden Corp 540,549
13,350 Community Bank System Inc 269,270
27,166 East West Bancorp Inc (1) 1,029,863
36,128 First BanCorp ^^ 335,990

31,550 First Commonwealth Financial Corp ^^ 400,685
5,850 First Indiana Corp 152,276
22,320 First Midwest Bancorp Inc 827,626
10,753 First Republic Bank 492,487
14,450 Glacier Bancorp Inc ^^ 422,952
17,700 Hanmi Financial Corp ^^ 344,088
8,550 Independent Bank Corp 224,865
8,243 Irwin Financial Corp ^^ 159,832
8,950 Nara Bancorp Inc ^^ 167,813
7,900 PrivateBancorp Inc ^^ 327,139
11,250 Prosperity Bancshares Inc 370,013
14,766 Provident Bankshares Corp 537,335
33,356 Republic Bancorp Inc 413,281
33,529 South Finanical Group Inc 885,501
8,350 Sterling Bancorp NY 162,825
20,411 Sterling Bancshares Inc 382,706
15,665 Sterling Financial Corp 477,939
23,130 Susquehanna Bancshares Inc 552,807
33,523 TrustCo Bank Corp NY ^^ 369,423
42,218 UCBH Holdings Inc ^^ 698,286
25,660 Umpqua Holdings Corp 658,179
16,449 United Bankshares Inc 602,527
29,411 Whitney Holding Corp 1,040,267
6,800 Wilshire Bancorp Inc ^^ 122,536
10,867 Wintrust Financial Corp ^^ 552,587
$14,488,825

BIOTECHNOLOGY --- 0.27%
15,844 ArQule Inc* 89,360
12,243 Enzo Biochem Inc ^^* 184,624
19,859 Regeneron Pharmaceuticals Inc* 254,592
27,623 Savient Pharmaceuticals Inc ^^* 145,021

$673,597

BROADCAST/MEDIA --- 0.10%
35,300 Radio One Inc* 261,220
$261,220

BUILDING MATERIALS --- 1.40%
12,505 Apogee Enterprises Inc 183,824
8,115 ElkCorp 225,354
11,295 Griffon Corp ^^* 294,800
18,900 Headwaters Inc ^^* 483,084
25,677 Lennox International Inc 679,927
16,460 Simpson Manufacturing Co Inc ^^ 593,383
10,740 Texas Industries Inc ^^ 570,294
7,370 Universal Forest Products Inc ^^ 462,320
$3,492,986

CHEMICALS --- 1.33%
13,096 A Schulman Inc 299,767
10,708 Arch Chemicals Inc 386,023
15,295 Georgia Gulf Corp 382,681
13,202 HB Fuller Co 575,211
11,271 MacDermid Inc 324,605
5,711 Material Sciences Corp* 51,570
13,103 OM Group Inc* 402,655
18,508 Omnova Solutions Inc* 105,125
3,956 Penford Corp 66,856
41,335 PolyOne Corp* 362,921
4,340 Quaker Chemical Corp 81,158
18,450 Tronox Inc 242,987
7,705 Wellman Inc ^^ 31,128
$3,312,687

COMMUNICATIONS - EQUIPMENT --- 1.25%
5,221 Bel Fuse Inc Class B 171,301
19,014 Belden CDT Inc 628,413
7,853 Black Box Corp 301,005
6,450 Blue Coat Systems Inc ^^* 108,747
21,444 C-Cor Inc* 165,548
9,050 Comtech Telecommunications Corp* 264,894
9,297 Digi International Inc* 116,491
14,450 Ditech Networks Inc* 126,004
33,136 Harmonic Inc* 148,449
9,429 Inter-Tel Inc 198,575
14,800 NETGEAR Inc ^^* 320,420
11,085 Network Equipment Technologies Inc* 34,807
9,839 PC-Tel Inc* 84,025
20,505 SymmetriCom Inc ^^* 144,970
5,910 Tollgrade Communications Inc* 57,327
10,296 ViaSat Inc* 264,401
$3,135,377

COMPUTER HARDWARE & SYSTEMS --- 0.84%
50,992 Adaptec Inc* 221,305
18,870 Avid Technology Inc ^^* 628,937
11,447 Hutchinson Technology Inc ^^* 247,599
13,750 Komag Inc ^^* 634,975
13,150 Novatel Wireless Inc ^^* 136,497
11,150 Synaptics Inc ^^* 238,610
$2,107,923

COMPUTER SOFTWARE & SERVICES --- 5.53%
17,150 ANSYS Inc* 820,113
10,600 Altiris Inc* 191,224

4,950 Bankrate Inc ^^* 186,912
13,689 CACI International Inc Class A* 798,479
24,357 CIBER Inc* 160,513
12,627 Captaris Inc* 58,716
4,615 Catapult Communications Corp* 50,304
15,450 Digital Insight Corp* 529,781
6,150 EPIQ Systems Inc ^^* 102,336
24,500 Epicor Software Corp* 257,985
15,266 FactSet Research Systems Inc 722,082
18,838 FileNET Corp* 507,307
26,497 Hyperion Solutions Corp 731,317
12,400 InfoSpace Inc* 281,108
17,200 Internet Security Systems Inc ^^* 324,220
13,026 JDA Software Group Inc* 182,755
20,050 Keane Inc ^^* 250,625
14,372 Kronos Inc* 520,410
8,489 MAXIMUS Inc ^^ 196,520
17,390 MICROS Systems Inc* 759,595
12,550 MIVA Inc* 50,828
9,894 MRO Software Inc* 198,573
8,030 ManTech International Corp* 247,806
12,245 Manhattan Associates Inc* 248,451
9,470 MapInfo Corp* 123,584
20,061 Napster Inc* 61,788
8,850 Neoware Inc ^^* 108,767
9,050 Open Solutions Inc* 240,821
14,795 Per-Se Technologies Inc ^^* 372,538
11,296 Phoenix Technologies Ltd* 54,334
18,346 Progress Software Corp* 429,480
7,450 Quality Systems Inc ^^ 274,309
10,637 Radiant Systems Inc* 112,433
7,771 SPSS Inc* 249,760

24,200 Secure Computing Corp ^^* 208,120
11,300 Sonic Solutions ^^* 186,450
28,766 THQ Inc ^^ 621,346
32,422 Take-Two Interactive Software Inc ^^* 345,619
28,700 United Online Inc 344,400
15,890 WebEx Communications Inc ^^* 564,731
21,416 Websense Inc ^^ 439,885
22,210 j2 Global Communications Inc ^^ 693,396
$13,809,721

CONGLOMERATES --- 0.14%
4,970 Standex International Corp 150,840
12,476 Tredegar Corp 197,370
$348,210

CONTAINERS --- 0.41%
15,731 AptarGroup Inc 780,415
14,081 Myers Industries Inc 242,052
$1,022,467

COSMETICS & PERSONAL CARE --- 0.42%
24,912 NBTY Inc* 595,646
28,450 Playtex Products Inc ^^* 296,734
4,450 USANA Health Sciences Inc ^^* 168,655
$1,061,035

DISTRIBUTORS --- 1.56%
16,594 Applied Industrial Technologies Inc 403,400
8,202 Audiovox Corp Class A* 112,039
12,936 Building Materials Holding Corp ^^ 360,526
2,056 Lawson Products Inc 81,048
5,957 Nash Finch Co ^^ 126,825

17,898 Owens & Minor Inc 511,883
15,450 Performance Food Group Co* 469,371
18,838 United Natural Foods Inc ^^* 622,031
10,760 Watsco Inc 643,663
12,350 World Fuel Services Corp ^^ 564,272
$3,895,058

ELECTRIC COMPANIES --- 1.15%
13,550 ALLETE Inc ^^ 641,593
6,099 CH Energy Group Inc 292,752
4,488 Central Vermont Public Service Corp ^^ 82,938
22,524 Cleco Corp 523,683
21,641 El Paso Electric Co* 436,283
2,323 Green Mountain Power Corp 78,959
5,821 UIL Holdings Corp ^^ 327,664
15,677 UniSource Energy Corp 488,339
$2,872,211

ELECTRONIC INSTRUMENTS & EQUIP --- 5.73%
9,174 AO Smith Corp 425,307
20,110 Acuity Brands Inc 782,480
33,600 Aeroflex Inc* 392,112
13,654 Agilysys Inc 245,772
14,845 Anixter International Inc ^^ 704,544
12,230 Baldor Electric Co 382,677
13,551 Bell Microproducts Inc ^^* 73,446
28,740 Benchmark Electronics Inc 693,209
22,480 Brightpoint Inc 304,154
11,407 C&D Technologies Inc ^^ 85,781
16,012 CTS Corp 238,419
17,509 Checkpoint Systems Inc* 388,875
20,837 Cognex Corp 542,387

13,852 Coherent Inc* 467,228
14,000 Daktronics Inc ^^ 404,180
12,928 Electro Scientific Industries Inc* 232,575
30,894 Flir Systems Inc* 681,522
10,073 Gerber Scientific Inc* 131,050
10,712 Global Imaging Systems Inc* 442,191
11,371 Itron Inc* 673,845
6,417 Keithley Instruments Inc 81,688
9,950 Littelfuse Inc* 342,081
8,400 LoJack Corp ^^* 158,424
8,200 MTS Systems Corp 323,982
12,977 MagneTek Inc* 35,038
9,340 Mercury Computer Systems Inc* 143,743
16,642 Methode Electronics Inc Class A 174,907
8,978 Park Electrochemical Corp 231,184
16,478 Paxar Corp* 338,952
7,581 Photon Dynamics Inc* 94,914
6,818 Planar Systems Inc* 82,089
9,413 RadiSys Corp* 206,709
13,756 Regal-Beloit Corp 607,327
7,841 Rogers Corp* 441,762
11,450 ScanSource Inc ^^ 335,714
18,092 Technitrol Inc ^^ 418,830
24,440 Trimble Navigation Ltd* 1,091,002
12,013 Veeco Instruments Inc ^^* 286,390
8,637 Vicor Corp ^^ 143,115
13,265 Woodward Governor Co 404,715
8,263 X-Rite Inc ^^ 90,810
$14,325,130

ELECTRONICS - SEMICONDUCTOR --- 2.89%
16,714 ATMI Inc* 411,499

11,554 Actel Corp* 165,800
13,171 Advanced Energy Industries Inc* 174,384
45,155 Axcelis Technologies Inc ^^* 266,415
33,361 Brooks Automation Inc* 393,660
10,049 Cohu Inc 176,360
16,985 Cymer Inc* 789,123
13,505 DSP Group Inc* 335,599
8,600 Diodes Inc 356,384
15,558 ESS Technology Inc* 33,605
16,036 Exar Corp* 212,798
11,203 FEI Co ^^* 254,084
30,548 Kopin Corp* 110,278
25,348 Kulicke & Soffa Industries Inc* 187,829
31,558 Microsemi Corp* 769,384
11,763 Pericom Semiconductor Corp* 97,633
18,526 Photronics Inc ^^* 274,185
13,193 Power Integrations Inc* 230,614
10,653 Rudolph Technologies Inc* 154,469
71,740 Skywork Solutions Inc* 395,287
9,841 Standard Microsystems Corp* 214,829
5,357 Supertex Inc ^^* 213,959
10,661 Ultratech Inc ^^* 167,804
25,581 Varian Semiconductor Equipment Associates Inc 834,196
$7,220,178

ENGINEERING & CONSTRUCTION --- 1.20%
14,084 EMCOR Group Inc 685,468
12,125 Insituform Technologies Inc Class A ^^* 277,541
5,450 M/I Homes Inc ^^ 191,186
35,894 Shaw Group Inc* 997,853
19,914 URS Corp* 836,388
$2,988,436

FINANCIAL SERVICES --- 2.19%
8,204 Anchor Bancorp Wisconsin Inc 247,515
27,200 Bank Mutual Corp* 332,384
20,300 BankAtlantic Bancorp Inc Class B ^^ 301,252
14,281 BankUnited Financial Corp ^^ 435,856
27,530 Brookline Bancorp Inc ^^ 379,088
12,035 Dime Community Bancshares 163,315
9,383 Downey Financial Corp 636,637
10,000 Fidelity Bankshares Inc ^^ 318,200
12,127 Financial Federal Corp ^^ 337,252
7,434 FirstFed Financial Corp ^^* 428,719
15,864 Flagstar Bancorp Inc ^^ 253,189
10,450 Franklin Bank Corp ^^* 210,986
29,235 Fremont General Corp ^^ 542,602
8,750 Harbor Florida Bancshares Inc ^^ 324,975
12,960 MAF Bancorp Inc 555,206
$5,467,176


FOOD & BEVERAGES --- 1.60%
8,242 American Italian Pasta Co Class A ^^* 70,552
23,643 Flowers Foods Inc ^^ 677,136
17,194 Hain Celestial Group Inc* 442,917
5,810 Hansen Natural Corp ^^ 1,106,050
6,066 J&J Snack Foods Corp 200,603
13,525 Lance Inc ^^ 311,346
6,150 Peets Coffee & Tea Inc ^^* 185,669

11,860 Ralcorp Holdings Inc* 504,406
6,350 Sanderson Farms Inc ^^ 177,737
13,900 TreeHouse Foods Inc* 332,071
$4,008,487

GOLD, METALS & MINING --- 2.92%
4,592 AM Castle & Co 148,092
9,900 AMCOL International Corp 260,865
14,049 Aleris International Inc ^^* 644,147
8,650 Brush Engineered Materials Inc* 180,353
9,900 Carpenter Technology Corp 1,143,450
10,245 Century Aluminum Co* 365,644
10,340 Chaparral Steel Co* 744,687
9,900 Cleveland-Cliffs Inc ^^ 784,971
36,662 Massey Energy Co (1) 1,319,832
17,022 Quanex Corp 733,138
10,225 RTI International Metals Inc ^^* 570,964
11,622 Ryerson Inc ^^ 313,794
4,948 Steel Technologies Inc 96,189
$7,306,126

HEALTH CARE RELATED --- 4.16%
23,088 AMERIGROUP Corp* 716,652
13,317 AmSurg Corp ^^* 302,962
7,150 Amedisys Inc ^^* 270,985
19,270 Centene Corp ^^* 453,423
28,084 Cerner Corp (1) ^^ 1,042,197
11,728 Chemed Corp 639,528
9,330 Cross Country Healthcare Inc* 169,713
9,854 Cryolife Inc ^^* 53,212
19,499 Dendrite International Inc* 180,171
8,800 Genesis HealthCare Corp* 416,856

12,000 Gentiva Health Services Inc* 192,360
15,480 Healthways Inc* 814,867
29,602 Hooper Holmes Inc 90,286
9,300 LCA-Vision Inc ^^ 492,063
9,350 Matria Healthcare Inc ^^* 200,277
15,425 Odyssey Healthcare Inc ^^* 271,017
12,101 PAREXEL International Corp* 349,114
21,706 Pediatrix Medical Group Inc 983,282
7,568 RehabCare Group Inc* 131,532
8,100 SFBC International Inc ^^* 122,796
22,324 Sierra Health Services Inc ^^ 1,005,250
18,878 Sunrise Senior Living Inc ^^ 521,977
19,825 United Surgical Partners International Inc 596,138
13,000 inVentiv Health Inc* 374,140
$10,390,798


HOMEBUILDING --- 1.13%
34,091 Champion Enterprises Inc* 376,365
10,050 Meritage Homes Corp ^^* 474,863
2,220 NVR Inc (1)* 1,090,575
3,072 Skyline Corp 131,420
29,678 Standard Pacific Corp ^^ 762,725
$2,835,948

HOTELS/MOTELS --- 0.08%
9,712 Marcus Corp ^^ 202,787
$202,787

HOUSEHOLD GOODS --- 0.78%
5,286 Bassett Furniture Industries Inc 97,844
14,824 Ethan Allen Interiors Inc ^^ 541,817
22,014 Interface Inc* 252,060
23,098 La-Z-Boy Inc ^^ 323,372
6,280 Lenox Group Inc* 44,525
6,283 Libbey Inc 46,180
2,117 National Presto Industries Inc 110,677
5,282 Russ Berrie & Co Inc* 64,757
16,900 Spectrum Brands Inc ^^* 218,348
7,506 WD-40 Co 251,976
$1,951,556

INSURANCE RELATED --- 2.65%
19,083 Delphi Financial Group Inc Class A 693,858
16,222 Hilb Rogal & Hobbs Co 604,594
9,250 Infinity Property & Casualty Corp 379,250
7,688 LandAmerica Financial Group Inc ^^ 496,645
24,936 Philadelphia Consolidated Holding Corp 757,057
9,600 Presidential Life Corp 235,968
14,000 ProAssurance Corp* 674,520
9,622 RLI Corp 463,588
4,449 SCPIE Holdings Inc* 103,439
6,350 Safety Insurance Group Inc 301,943
12,315 Selective Insurance Group Inc ^^ 688,039
8,159 Stewart Information Services Corp ^^ 296,253
8,700 United Fire & Casualty Co ^^ 262,131
16,562 Zenith National Insurance Corp 657,015
$6,614,300

INVESTMENT BANK/BROKERAGE FIRM --- 0.88%

19,400 Investment Technology Group Inc* 986,684
27,150 LaBranche & Co Inc ^^* 328,787
9,310 Piper Jaffray Cos Inc* 569,865
7,108 SWS Group Inc 171,445
10,300 TradeStation Group Inc* 130,501
$2,187,282

LEISURE & ENTERTAINMENT --- 2.58%
5,817 4Kids Entertainment Inc ^^* 94,294
5,716 Arctic Cat Inc 111,519
16,145 Aztar Corp* 838,894
15,205 Bally Total Fitness ^^* 102,938
12,304 JAKKS Pacific Inc ^^* 247,187
21,004 K2 Inc* 229,784
28,500 Live Nation* 580,260
7,450 MarineMax Inc ^^* 195,414
12,100 Multimedia Games Inc ^^* 122,573
14,635 Nautilus Group Inc ^^ 229,916
21,412 Pinnacle Entertainment Inc* 656,278
18,536 Polaris Industries Inc ^^ 802,609
23,691 Pool Corp 1,033,638
9,350 RC2 Corp* 361,471
15,527 Shuffle Master Inc ^^* 508,975
9,600 Sturm Ruger & Co Inc ^^ 60,000
10,123 WMS Industries Inc ^^* 277,269
$6,453,019

MACHINERY --- 4.44%
8,000 ASV Inc ^^ 184,320
13,334 Albany International Corp Class A ^^ 565,228
8,116 Astec Industries Inc* 276,918
16,066 Barnes Group Inc 320,517

22,828 Briggs & Stratton Corp ^^ 710,179
23,120 CLARCOR Inc 688,745
9,400 EnPro Industries Inc ^^* 315,840
23,396 Gardner Denver Inc 900,746
23,910 IDEX Corp (1) 1,128,552
47,564 JLG Industries Inc 1,070,190
12,629 Kaydon Corp 471,188
5,141 Lindsay Manufacturing Co ^^ 139,424
7,202 Lydall Inc* 66,402
27,428 Manitowoc Co Inc 1,220,546
16,442 Mueller Industries Inc 543,079
9,250 NCI Building Systems Inc ^^* 491,823
5,195 Robbins & Myers Inc ^^ 135,797
19,072 Toro Co 890,662
7,613 Valmont Industries Inc 353,928
13,901 Wabash National Corp ^^ 213,519
11,377 Watts Water Technologies Inc ^^ 381,698
6,694 Wolverine Tube Inc ^^* 24,567
$11,093,868

MEDICAL PRODUCTS --- 6.06%
31,178 American Medical Systems Holdings Inc* 519,114
6,273 Analogic Corp 292,385
11,724 ArthroCare Corp ^^* 492,525
10,400 BioLase Technology Inc ^^* 87,360
7,705 Biosite Inc ^^* 351,810
12,525 CONMED Corp* 259,268
11,989 Cambrex Corp ^^ 249,731
20,131 Cooper Cos Inc ^^ 891,602
9,750 Cyberonics Inc ^^* 207,870
10,200 DJ Orthopedics Inc* 375,666
5,630 Datascope Corp 173,629

10,628 Diagnostic Products Corp ^^ 618,231
8,965 Dionex Corp* 490,027
9,720 Greatbatch Inc ^^* 229,392
12,060 Haemonetics Corp* 560,911
20,400 Hologic Inc ^^ 1,006,944
6,435 ICU Medical Inc* 271,814
14,158 IDEXX Laboratories Inc (1)* 1,063,691
30,325 Immucor Inc 583,150
7,972 Integra LifeSciences Holdings* 309,393
17,383 Intermagnetics General Corp ^^ 468,993
14,244 Invacare Corp 354,391
4,450 Kensey Nash Corp ^^* 131,275
9,000 Laserscope* 277,290
17,142 Mentor Corp ^^ 745,677
12,150 Merit Medical Systems Inc ^^* 167,184
7,720 Osteotech Inc* 31,189
10,340 PolyMedica Corp 371,826
7,654 Possis Medical inc ^^* 67,432
33,734 ResMed Inc (1) 1,583,811
32,456 Respironics Inc (1)* 1,110,644
7,073 SurModics Inc ^^* 255,406
14,294 Theragenics Corp* 48,743
14,473 Viasys Healthcare Inc* 370,509
2,669 Vital Signs Inc ^^ 132,196
$15,151,079

OFFICE EQUIPMENT & SUPPLIES --- 0.63%
23,786 Brady Corp Class A 876,276
14,165 United Stationers Inc* 698,618
$1,574,894

OIL & GAS --- 8.39%

12,124 Atwood Oceanics Inc 601,350
10,458 Bristow Group Inc* 376,488
21,865 Cabot Oil & Gas Corp Class A 1,071,385
8,954 Carbo Ceramics Inc ^^ 439,910
36,980 Cimarex Energy Co (1) 1,590,140
3,685 Dril-Quip Inc ^^* 303,791
50,630 Frontier Oil Corp (1) ^^ 1,640,388
36,060 Helix Energy Solutions Group Inc (1) 1,455,382
8,851 Hydril Co* 694,981
31,528 Input/Output Inc ^^* 297,940
13,799 Lone Star Technologies Inc* 745,422
6,650 Lufkin Industries Inc ^^ 395,210
16,566 Maverick Tube Corp ^^* 1,046,806
10,050 NS Group Inc* 553,554
24,076 Oceaneering International Inc 1,103,885
8,350 Penn Virginia Corp 583,498
7,300 Petroleum Development Corp* 275,210
10,677 Remington Oil & Gas Corp ^^* 469,468
9,330 SEACOR Holdings Inc ^^* 765,993
25,578 St Mary Land & Exploration Co 1,029,515
12,199 Stone Energy Corp ^^* 567,863
13,070 Swift Energy Co* 561,095
25,622 TETRA Tech Inc* 454,534
31,928 TETRA Technologies Inc 967,099
20,697 Unit Corp (1)* 1,177,452
16,029 Veritas DGC Inc ^^* 826,776
13,184 W-H Energy Services Inc* 670,143
8,250 World Acceptance Corp* 293,040
$20,958,318

PAPER & FOREST PRODUCTS --- 0.64%
14,797 Buckeye Technologies Inc* 113,049

13,001 Caraustar Industries Inc* 117,009
8,816 Chesapeake Corp ^^ 144,671
5,556 Deltic Timber Corp 313,192
6,600 Neenah Paper Inc 200,970
7,296 Pope & Talbot Inc ^^ 45,454
14,036 Rock-Tenn Co Class A 223,874
6,892 Schweitzer-Mauduit International Inc 149,212
22,850 Wausau Paper Corp 284,483
$1,591,914

PERSONAL LOANS --- 0.20%
13,222 Cash America International Inc 423,104
9,440 Rewards Network Inc* 77,125
$500,229

PHARMACEUTICALS --- 0.84%
19,044 Alpharma Inc Class A 457,818
6,750 Bradley Pharmaceuticals Inc ^^* 68,850
6,250 CNS Inc 153,125
15,000 Connetics Corp ^^* 176,400
34,888 MGI Pharma Inc ^^* 750,092
10,590 Noven Pharmaceuticals Inc ^^* 189,561
12,600 Sciele Pharma Inc ^^* 292,194
$2,088,040

POLLUTION CONTROL --- 0.29%
19,948 Waste Connections Inc* 726,107
$726,107

PRINTING & PUBLISHING --- 0.43%
14,189 Bowne & Co Inc 202,903
5,320 Consolidated Graphics Inc* 276,959

12,052 John H Harland Co 524,262
5,644 Standard Register Co 66,881
$1,071,005

RAILROADS --- 0.37%
33,645 Kansas City Southern ^^* 931,967
$931,967

REAL ESTATE --- 3.38%
14,200 Acadia Realty Trust REIT 335,830
20,471 Colonial Properties Trust REIT ^^ 1,011,267
9,950 EastGroup Properties Inc REIT 464,466
11,850 Entertainment Properties REIT 510,143
10,247 Essex Property Trust REIT (1) ^^ 1,144,180
14,355 Glenborough Realty Trust Inc REIT ^^ 309,207
14,246 Kilroy Realty Corp REIT 1,029,274
9,050 LTC Properties Inc REIT 202,268
23,630 Lexington Corporate Properties Trust REIT ^^ 510,408
25,850 National Retail Properties Inc REIT 515,708
25,273 New Century Financial Corp REIT (1) ^^ 1,156,240
6,350 Parkway Properties Inc REIT 286,322
21,176 Shurgard Storage Centers Inc REIT (1) 1,323,500
7,950 Sovran Self Storage Inc REIT ^^ 403,781
$9,202,594

RESTAURANTS --- 2.49%
14,870 CEC Entertainment Inc* 477,624
8,230 IHOP Corp 395,698
15,857 Jack In The Box Inc* 621,594
7,593 Landry's Restaurants Inc ^^ 246,393
8,080 Lone Star Steakhouse & Saloon Inc 211,938
10,292 O'Charley's Inc* 174,964

11,889 PF Changs China Bistro Inc ^^* 452,020
14,036 Panera Bread Co Class A* 943,781
10,322 Papa John's International Inc ^^ 342,690
15,157 Rare Hospitality International Inc* 435,915
6,550 Red Robin Gourmet Burgers Inc ^^* 278,768
18,860 Ryan's Restaurant Group Inc* 224,623
38,370 Sonic Corp 797,712
12,592 Steak N Shake Co* 190,643
27,930 Triarc Cos Inc 436,546
$6,230,909

RETAIL --- 5.06%
21,515 Aaron Rents Inc 578,323
22,520 Casey's General Stores Inc 563,225
14,067 Cato Corp Class A 363,632
9,920 Children's Place* 595,696
16,174 Christopher & Banks Corp ^^ 469,046
9,833 Cost Plus Inc ^^* 144,152
20,352 Dress Barn Inc ^^ 515,923
19,400 Finish Line Inc 229,502
17,827 Freds Inc ^^ 237,990
10,398 Genesco Inc* 352,180
8,124 Great Atlantic & Pacific Tea Co Inc ^^ 184,577
9,806 Group 1 Automotive Inc 552,470
11,780 Guitar Center Inc ^^* 523,857
14,551 Gymboree Corp* 505,793
8,516 Hancock Fabrics Inc ^^ 28,443
10,035 Haverty Furniture Inc 157,449
16,050 Hibbett Sporting Goods Inc ^^ 383,595
19,744 Hot Topic Inc* 227,253
21,541 Insight Enterprises Inc* 410,356
10,746 Jo-Ann Stores Inc ^^* 157,429

6,975 Jos A Bank Clothiers Inc ^^ 167,121
12,050 Longs Drug Stores Corp ^^ 549,721
23,830 Men's Wearhouse Inc ^^ 722,049
24,256 Pep Boys - Manny Moe & Jack ^^ 284,523
24,050 Select Comfort Corp ^^ 552,429
13,450 Sonic Automotive Inc 298,321
11,900 Stage Stores Inc 392,700
8,750 Stamps.com Inc* 243,425
11,859 Stein Mart Inc 175,513
14,643 Too Inc* 562,145
15,218 Tractor Supply Co ^^* 841,099
11,650 Tuesday Morning Corp ^^* 153,198
21,532 Zale Corp* 518,706
$12,641,841

SHOES --- 0.80%
12,764 Brown Shoe Co Inc 434,997
4,900 Deckers Outdoor Corp* 188,944
11,626 K-Swiss Inc 310,414
11,500 Skechers USA Inc ^^* 277,265
16,404 Stride Rite Corp 216,369
24,927 Wolverine World Wide Inc 581,547
$2,009,536

SPECIALIZED SERVICES --- 4.17%
17,219 ABM Industries Inc 294,445
14,153 ADVO Inc 348,305
10,554 Administaff Inc 377,939
4,193 Angelica Corp 73,545
13,513 Arbitron Inc 517,953
5,591 CDI Corp ^^ 162,139
2,435 CPI Corp 74,755

9,865 Carreker Corp* 70,535
8,035 Central Parking Corp ^^ 128,560
12,462 Coinstar Inc ^^* 298,340
9,504 G&K Services Inc Class A 325,987
11,700 Gevity HR Inc ^^ 310,635
29,922 Global Payments Inc (1) 1,452,713
12,150 Healthcare Services Group Inc ^^ 254,543
8,197 Heidrick & Struggles International Inc* 277,386
5,500 Kendle International Inc* 202,015
24,380 Labor Ready Inc* 552,207
15,726 Mobile Mini Inc ^^ 460,143
14,430 NCO Group Inc ^^* 381,529
11,666 On Assignment Inc* 107,211
10,700 PetMed Express Inc* 117,379
7,150 Portfolio Recovery Associates Inc ^^* 326,755
4,415 Pre-Paid Legal Services Inc ^^ 152,318
6,941 SOURCECORP Inc* 172,067
10,232 School Specialty Inc* 325,889
25,680 Spherion Corp* 234,202
5,037 StarTek Inc 75,303
14,384 TALX Corp ^^ 314,578
10,300 Universal Technical Institute Inc ^^* 226,806
4,397 Vertrue Inc* 189,203
9,900 Viad Corp 309,870
3,718 Volt Information Sciences Inc* 173,259
18,904 Watson Wyatt & Co Holdings 664,287
20,793 eFunds Corp* 458,486
$10,411,287

TELEPHONE & TELECOMMUNICATIONS --- 0.23%
9,530 Commonwealth Telephone Enterprises Inc 316,015
20,820 General Communication Inc Class A* 256,502

1,060 Metrocall Inc (rights) @(delta)* 0
$572,517

TEXTILES --- 1.10%
6,468 Ashworth Inc* 58,212
20,752 Fossil Inc ^^* 373,744
11,448 Kellwood Co ^^ 335,083
6,552 Oxford Industries Inc ^^ 258,214
21,502 Phillips-Van Heusen Corp 820,516
51,980 Quiksilver Inc* 633,116


14,860 Russell Corp 269,858
$2,748,743

TOBACCO --- 0.07%
38,928 Alliance One International Inc ^^ 172,840
$172,840

TRANSPORTATION --- 1.87%
11,341 Arkansas Best Corp 569,432
26,818 Heartland Express Inc 479,774
18,450 Hub Group Inc 452,579
23,604 Kirby Corp 932,358
25,703 Knight Transportation Inc 519,201
26,402 Landstar System Inc (1) 1,246,966
12,700 Old Dominion Freight Line Inc 477,393
$4,677,703

UNIT INVESTMENT TRUST --- 0.11%
4,250 iShares S&P SmallCap 600 Index Fund ^^ 263,925
$263,925

UTILITIES --- 3.34%
36,254 Atmos Energy Corp 1,011,849
21,851 Avista Corp 498,858
5,129 Cascade Natural Gas Corp ^^ 108,171
32,862 Energen Corp (1) 1,262,229
9,516 Laclede Group Inc ^^ 326,970
12,556 New Jersey Resources Corp 587,370
12,348 Northwest Natural Gas Co 457,246
33,668 Piedmont Natural Gas Co Inc ^^ 818,132
13,000 South Jersey Industries Inc 356,070
44,023 Southern Union Co (1) ^^ 1,191,262
17,871 Southwest Gas Corp 560,077
47,082 UGI Corp (1) 1,159,159
$8,337,393

WATER --- 0.11%
7,519 American States Water Co 268,053
$268,053

TOTAL COMMON STOCK --- 98.63% $246,454,009
(Cost $203,492,1102)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

3,172,000 Federal Home Loan Bank 3,171,137

4.970%, July 3, 2006
250,000 United States of America (1) 245,860
4.890%, November 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 1.37% $3,416,997
(Cost $3,416,997)


TOTAL MAXIM INDEX 600 PORTFOLIO --- 100% $249,871,006
(Cost $206,909,109)

Legend
* Non-income Producing Security
(delta) Security is fair valued at June 30, 2006.
(1) Collateral or Segregated Assets for Futures
@ Security has no market value at June 30, 2006.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2006.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Index 600 Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	3,969,114	1.59%
Consumer Products & Services	54,971,256	21.99%
Financial Services	38,460,406	15.39%
Health Care Related	28,303,514	11.33%
Industrial Products & Services	25,282,450	10.12%
Natural Resources	31,337,483	12.54%
Short Term Investments	3,416,997	1.37%
Technology	42,627,685	17.06%
Transportation	9,760,519	3.91%
Unit Investment Trust	263,925	0.11%
Utilities	11,477,657	4.59%
	$249,871,006	100.00%

MAXIM SERIES FUND, INC.
MAXIM INDEX 600 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $46,617,792 and $35,635,509, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $207,752,852. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $56,454,458 and gross depreciation of securities in which there was an excess of tax cost over value of $14,336,306 resulting in net appreciation of $42,118,152.

5.	FUTURES CONTRACTS
As of June 30, 2006, the Portfolio had 11 open Russell 2000 futures contracts. The contracts expire in September 2006 and the Portfolio has recorded unrealized appreciation of $157,835.
6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $58,950,980 and received collateral of $59,384,161 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006